Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Threshold at which impaired finance receivables that are placed on non-accrual status are subject to individual review	$ 500,000
Fair Value Measurements Non-Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held for Sale	731,100,000	295,200,000
Impaired loans	18,500,000	61,000,000
Total	749,600,000	356,200,000
Fair Value Measurements Non-Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held for Sale	731,100,000	295,200,000
Impaired loans	18,500,000	61,000,000
Total	749,600,000	356,200,000
Fair Value Measurements Non-Recurring [Member] | Total Gains And (Losses) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held for Sale	(59,400,000)	(106,700,000)
Impaired loans	(1,600,000)	(40,900,000)
Total	$ (61,000,000)	$ (147,600,000)